Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Columbia ETF Trust I
Entity Central Index Key	0001551950
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000193701
Shareholder Report [Line Items]
Fund Name	Columbia Diversified Fixed Income Allocation ETF
Trading Symbol	DIAL
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Diversified Fixed Income Allocation ETF (the Fund) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-426-3750.
Additional Information Phone Number	1-800-426-3750
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Columbia Diversified Fixed Income Allocation ETF	$14	0.28%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.28%	[1]
AssetsNet	$ 416,807,944
Holdings Count | Holding	664
InvestmentCompanyPortfolioTurnover	109.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$416,807,944
Total number of portfolio holdings	664
Portfolio turnover for the reporting period	109%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	4%

Holdings [Text Block]

Asset Allocation

Table Summary
Corporate Bonds	47.8%
Foreign Government Obligations	25.9%
Agency Mortgage-Backed Securities	14.9%
Treasury Bills	13.6%
U.S. Treasury Obligations	9.8%
Money Market Funds	1.1%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Uniform Mortgage-Backed Security, TBA 5.500% 05/01/2056	4.8%
Uniform Mortgage-Backed Security, TBA 6.000% 05/01/2056	4.4%
U.S. Treasury Bills 3.631% 08/06/2026	4.0%
Uniform Mortgage-Backed Security, TBA 5.000% 05/01/2056	3.0%
U.S. Treasury Bills 3.593% 05/28/2026	2.4%
U.S. Treasury Bills 3.608% 06/04/2026	2.4%
U.S. Treasury Bills 3.683% 07/30/2026	2.4%
U.S. Treasury Bills 3.698% 09/24/2026	2.4%
Uniform Mortgage-Backed Security, TBA 6.500% 05/01/2056	1.6%
U.S. Treasury Bonds 2.750% 08/15/2042	1.5%

C000169559
Shareholder Report [Line Items]
Fund Name	Columbia International Equity Income ETF
Trading Symbol	INEQ
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia International Equity Income ETF (the Fund) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-426-3750.
Additional Information Phone Number	1-800-426-3750
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Columbia International Equity Income ETF	$24	0.45%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.45%	[2]
AssetsNet	$ 79,652,595
Holdings Count | Holding	101
InvestmentCompanyPortfolioTurnover	62.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$79,652,595
Total number of portfolio holdings	101
Portfolio turnover for the reporting period	62%

Holdings [Text Block]

Geographic Allocation

Table Summary
Japan	28.2%
Germany	13.7%
United Kingdom	12.4%
France	9.6%
Australia	9.0%
United States	7.0%
Italy	4.1%
Singapore	3.9%
Belgium	2.7%
Netherlands	2.3%
Other	5.8%

Sector Allocation

Table Summary
Financials	23.7%
Industrials	14.1%
Energy	11.6%
Health Care	11.4%
Materials	9.8%
Consumer Staples	7.2%
Communication Services	6.8%
Information Technology	4.9%
Consumer Discretionary	4.6%
Utilities	2.6%
Other	2.0%

Largest Holdings [Text Block]

Top Holdings

Table Summary
TotalEnergies SE (France)	5.5%
Shell PLC (United States)	5.3%
BHP Group Ltd. (Australia)	4.9%
UniCredit SpA (Italy)	4.1%
GSK PLC (United Kingdom)	3.9%
Deutsche Telekom AG (Germany)	3.8%
DBS Group Holdings Ltd. (Singapore)	3.5%
Keyence Corp. (Japan)	3.2%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	3.0%
Tokio Marine Holdings, Inc. (Japan)	3.0%

Material Fund Change [Text Block]
C000202583
Shareholder Report [Line Items]
Fund Name	Columbia Multi-Sector Municipal Income ETF
Trading Symbol	MUST
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Multi-Sector Municipal Income ETF (the Fund) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-426-3750.
Additional Information Phone Number	1-800-426-3750
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Columbia Multi-Sector Municipal Income ETF	$11	0.23%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.23%	[3]
AssetsNet	$ 593,681,198
Holdings Count | Holding	642
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$593,681,198
Total number of portfolio holdings	642
Portfolio turnover for the reporting period	8%

Holdings [Text Block]

Top States

Table Summary
New York	15.6%
Texas	12.6%
New Jersey	9.8%
Illinois	7.3%
Florida	6.4%
Pennsylvania	6.0%
Colorado	3.9%
Ohio	3.0%
Massachusetts	2.9%
Michigan	2.6%

Asset Allocation

Table Summary
Municipal Bonds	98.6%
Other	0.1%

C000213611
Shareholder Report [Line Items]
Fund Name	Columbia Research Enhanced Core ETF
Trading Symbol	RECS
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Research Enhanced Core ETF (the Fund) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-426-3750.
Additional Information Phone Number	1-800-426-3750
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Columbia Research Enhanced Core ETF	$8	0.15%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%	[4]
AssetsNet	$ 5,425,451,994
Holdings Count | Holding	368
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$5,425,451,994
Total number of portfolio holdings	368
Portfolio turnover for the reporting period	35%

Holdings [Text Block]

Sector Allocation

Table Summary
Information Technology	30.8%
Financials	12.9%
Consumer Discretionary	10.0%
Health Care	9.4%
Industrials	8.8%
Communication Services	8.7%
Consumer Staples	4.9%
Energy	3.8%
Utilities	2.5%
Materials	2.3%
Other	2.3%

Asset Allocation

Table Summary
Common Stocks	96.4%
Exchange-Traded Funds	3.2%
Other	0.4%

Largest Holdings [Text Block]

Top Holdings

Table Summary
NVIDIA Corp.	9.1%
Apple, Inc.	8.4%
Microsoft Corp.	6.3%
Alphabet, Inc., Class C	3.4%
Meta Platforms, Inc., Class A	2.4%
Procter & Gamble Co.	2.2%
Alphabet, Inc., Class A	2.0%
Exxon Mobil Corp.	1.8%
Wells Fargo & Co.	1.7%
Booking Holdings, Inc.	1.5%

Material Fund Change [Text Block]
C000213612
Shareholder Report [Line Items]
Fund Name	Columbia Research Enhanced Value ETF
Trading Symbol	REVS
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Research Enhanced Value ETF (the Fund) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-426-3750.
Additional Information Phone Number	1-800-426-3750
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Columbia Research Enhanced Value ETF	$10	0.19%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.19%	[5]
AssetsNet	$ 284,447,731
Holdings Count | Holding	310
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$284,447,731
Total number of portfolio holdings	310
Portfolio turnover for the reporting period	28%

Holdings [Text Block]

Sector Allocation

Table Summary
Financials	20.1%
Industrials	12.8%
Information Technology	12.1%
Health Care	11.4%
Communication Services	8.5%
Consumer Staples	7.2%
Energy	7.1%
Consumer Discretionary	7.0%
Utilities	4.6%
Materials	4.2%
Other	4.1%

Asset Allocation

Table Summary
Common Stocks	99.1%
Other	0.8%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Exxon Mobil Corp.	3.5%
Procter & Gamble Co.	3.3%
Wells Fargo & Co.	3.3%
Alphabet, Inc., Class A	3.3%
Cisco Systems, Inc.	3.0%
Alphabet, Inc., Class C	2.6%
Citigroup, Inc.	2.3%
Pfizer, Inc.	2.2%
Advanced Micro Devices, Inc.	2.0%
Chevron Corp.	1.9%

Material Fund Change [Text Block]
C000234649
Shareholder Report [Line Items]
Fund Name	Columbia Select Technology ETF
Trading Symbol	SEMI
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Select Technology ETF (the Fund) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-426-3750.
Additional Information Phone Number	1-800-426-3750
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Columbia Select Technology ETF	$39	0.75%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%	[6]
AssetsNet	$ 42,400,560
Holdings Count | Holding	36
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$42,400,560
Total number of portfolio holdings	36
Portfolio turnover for the reporting period	10%

Holdings [Text Block]

Sub-Industry Allocation

Table Summary
Semiconductors	41.2%
Semiconductor Materials & Equipment	13.0%
Technology Hardware, Storage & Peripherals	9.3%
Systems Software	8.9%
Communications Equipment	3.2%
Application Software	3.2%
Electronic Components	1.7%
Other	0.9%

Sector Allocation

Table Summary
Information Technology	81.4%
Communication Services	8.8%
Consumer Discretionary	4.0%
Financials	3.4%
Industrials	0.7%

Largest Holdings [Text Block]

Top Holdings

Table Summary
NVIDIA Corp.	16.1%
Broadcom, Inc.	10.3%
Apple, Inc.	7.9%
Lam Research Corp.	6.6%
Microsoft Corp.	6.5%
Alphabet, Inc., Class A	5.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.6%
Micron Technology, Inc.	4.4%
Amazon.com, Inc.	4.0%
ASML Holding NV	3.0%

Material Fund Change [Text Block]
C000230513
Shareholder Report [Line Items]
Fund Name	Columbia Short Duration Bond ETF
Trading Symbol	SBND
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Short Duration Bond ETF (the Fund) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-426-3750.
Additional Information Phone Number	1-800-426-3750
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Columbia Short Duration Bond ETF	$12	0.25%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.25%	[7]
AssetsNet	$ 202,168,657
Holdings Count | Holding	1,236
InvestmentCompanyPortfolioTurnover	92.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$202,168,657
Total number of portfolio holdings	1,236
Portfolio turnover for the reporting period	92%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	1%

Holdings [Text Block]

Asset Allocation

Table Summary
Corporate Bonds	53.3%
Foreign Government Obligations	15.8%
Money Market Funds	10.1%
Non-Agency Asset-Backed Securities	10.0%
Non-Agency Commercial Mortgage-Backed Securities	10.0%
Agency Mortgage-Backed Securities	10.0%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Uniform Mortgage-Backed Security, TBA 5.000% 05/01/2041	3.5%
Uniform Mortgage-Backed Security, TBA 5.500% 05/01/2041	2.4%
Uniform Mortgage-Backed Security, TBA 4.500% 05/01/2041	2.4%
Uniform Mortgage-Backed Security, TBA 4.000% 05/01/2039	0.9%
Uniform Mortgage-Backed Security, TBA 6.000% 05/01/2041	0.8%
T-Mobile USA, Inc. 2.550% 02/15/2031	0.4%
HCA, Inc. 3.625% 03/15/2032	0.4%
Amgen, Inc. 5.250% 03/02/2030	0.4%
Xcel Energy, Inc. 4.600% 06/01/2032	0.4%
Boeing Co. 5.150% 05/01/2030	0.4%

C000169560
Shareholder Report [Line Items]
Fund Name	Columbia U.S. Equity Income ETF
Trading Symbol	EQIN
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia U.S. Equity Income ETF (the Fund) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-426-3750.
Additional Information Phone Number	1-800-426-3750
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Columbia U.S. Equity Income ETF	$18	0.35%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[8]
AssetsNet	$ 276,355,481
Holdings Count | Holding	101
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$276,355,481
Total number of portfolio holdings	101
Portfolio turnover for the reporting period	12%

Holdings [Text Block]

Sector Allocation

Table Summary
Financials	27.4%
Energy	15.2%
Industrials	11.6%
Consumer Staples	9.8%
Consumer Discretionary	8.0%
Information Technology	7.7%
Communication Services	6.5%
Health Care	6.2%
Utilities	4.2%
Materials	2.4%

Asset Allocation

Table Summary
Common Stocks	99.0%
Other	0.9%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Exxon Mobil Corp.	4.7%
JPMorgan Chase & Co.	4.7%
Chevron Corp.	4.2%
Bank of America Corp.	4.2%
Procter & Gamble Co.	3.7%
UnitedHealth Group, Inc.	3.7%
Home Depot, Inc.	3.6%
Goldman Sachs Group, Inc.	3.0%
Philip Morris International, Inc.	2.8%
Wells Fargo & Co.	2.8%

Material Fund Change [Text Block]

[1]	Annualized
[2]	Annualized
[3]	Annualized
[4]	Annualized
[5]	Annualized
[6]	Annualized
[7]	Annualized
[8]	Annualized